Mineral Licenses, Net: Schedule of Mineral Licenses (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Mineral Licenses:
Schedule of Mineral Licenses
	December 31, 2011	December 31, 2010
Coal deposits	3,814,771	3,897,684
Chrome deposits	1,388,856	1,398,340
Iron ore deposits	78,059	71,996
Nickel deposits	34,516	36,963
Limestone deposits	2,689	2,841
Quartzite deposits	306	338
Mineral licenses before depletion	5,319,197	5,408,162
Accumulated depletion	(585,521)	(436,434)
Mineral licenses, net	4,733,676	4,971,728